Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term borrowing
Bank loan	¥ 4,039,210		¥ 5,230,000
Current portion of long-term borrowings	1,237,916	$ 179,481	2,067,962
Current portion of Asset-backed Securities and Notes	1,129,596		343,654
Long-term borrowings:
Bank loan	430,460		42,260
Convertible notes	10,155,599		9,440,626
Asset-backed Securities and Notes	293,945		256,290
Other financing arrangements	5,795
Total	16,162,925		17,037,138
Convertible notes
Short-term borrowing
Current portion of convertible notes			1,228,278
Long-term borrowings
Short-term borrowing
Current portion of long-term borrowings	108,320		39,840
Loan from joint investor
Short-term borrowing
Current portion of loan from joint investor			456,190
Asset-backed Securities
Short-term borrowing
Current portion of Asset-backed Securities and Notes	¥ 1,129,596		¥ 343,654